Research Collaboration	9 Months Ended
Sep. 30, 2019
Research And Development [Abstract]
Research Collaboration

3. Research Collaboration

In March 2019, we entered into a research collaboration and option agreement with CSL for the development of product candidates derived from up to four tRNA synthetases from our preclinical pipeline (CSL Agreement). Under the terms of the CSL Agreement, CSL will fund all research and development activities related to the development of the applicable product candidates for the duration of the collaboration. CSL reimburses us for all research and development activities. The research and development activities will be performed in six phases by both parties. The first phase totaling $0.6 million was funded in May 2019 and future phases will be funded on a quarterly basis.

In addition, CSL will pay a total of up to $4.25 million per synthetase program ($17.0 million if all four synthetase programs advance) in option fees based on achievement of research milestones and CSL’s determination to continue development. As of September 30, 2019, no research milestone had been met. We will grant CSL an option to negotiate licenses for worldwide rights to each investigational new drug (IND) candidate that emerges from this research collaboration. Specific license terms will be negotiated during an exclusivity period following the exercise of each program option.

CSL has the right to terminate the research collaboration and option agreement in its entirety or with respect to one or more synthetases upon 45 days notice. Either party has the right to terminate the agreement upon material breach of obligation or insolvency of the other party.

We assessed our research collaboration with CSL in accordance with Topic 606 and concluded that CSL is a customer. We identified the following performance obligations under the CSL Agreement: 1) research services; and 2) participation in the Joint Steering Committee. We concluded that the performance obligations are interrelated and do not have a standalone basis. CSL has the right to terminate the research collaboration upon 45 days notice, which is considered to be the legally enforceable contract term. Therefore, during the first phase of research services, we have a 45 day performance obligation and all research services beyond the initial 45 days performance obligation are considered a material right. In addition, each phase of research services represents a separate customer option since CSL must provide written notice of their intent to advance to the next phase.

Under the CSL Agreement, CSL is obligated to pay us for the costs incurred by us under the research programs. The payment of $0.6 million for the first phase of the research program received in May 2019 was considered fixed consideration and we will recognize revenue on the payment for the research service performance obligation as the services are performed. We are utilizing a cost-based input method to measure proportional performance and to calculate the corresponding amount of revenue to recognize. We believe this is the best measure of progress because other measures do not reflect how we transfer the performance obligation to our counterparty. In applying the cost-based input methods of revenue recognition, we use actual costs incurred relative to budgeted costs to fulfill the combined performance obligation. These costs consist primarily of third-party contract costs and internal full-time equivalent effort. A cost-based input method of revenue recognition requires us to make estimates of costs to complete the performance obligations. The cumulative effect of revisions to estimated costs to complete the performance obligations will be recorded in the period in which changes are identified and amounts can be reasonably estimated. A significant change in these assumptions and estimates could have a material impact on the timing and amount of revenue recognized in future periods.

The option fees based on research milestones under the CSL Agreement are variable consideration.  Because they are binary in nature, we will use the “most-likely” method to evaluate whether the milestones should be included.  However, the milestones are only payable upon CSL’s decision to proceed to the next research phase for any program, and are therefore subject to CSL’s sole discretion.  Accordingly, the milestones are fully constrained and we will not recognize revenue related to these amounts until we have received notification from CSL that they would like to proceed with the next phase of a research program.  For the three and nine months ended September 30, 2019, we recognized $184,000 and $278,000 respectively, as collaboration revenue under the CSL Agreement.